Apr-14-04 12:29 From- T-289 P.002/002 F-696

[illegible]
Manager
Securities Operations

20 Broad Street
New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

04020720

CERTNYS

1-31935

NYSE

RECD S.E.C.
APR 14 2004

April 14, 2004

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 1004 -- STOP/1-4
450 Fifth Street, NW
Judiciary Plaza
Washington, DC 20549

PROCESSED
APR 19 2004
THOMSON FINANCIAL

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, Diageo Finance B.V., 3.875% Notes due 2011 and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on April 14, 2004. Tentative listing date – April 15, 2004.

Sincerely,

[signature]